Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	The table below provides a rollforward of the Company’s intangible assets as of June 30, 2021 and 2020.

(in KUSD)
Cost	Licenses - indefinite lived	Licenses - definite lived	Software	Total
January 1, 2021	11,144	—	168	11,312
Additions	1,300	600	—	1,900
Transfers	(452)	452	(6)	(6)
June 30, 2021	11,992	1,052	162	13,206

Accumulated Amortization
January 1, 2021	(1,069)	—	(64)	(1,133)
Amortization charge	—	(13)	(50)	(63)
June 30, 2021	(1,069)	(13)	(114)	(1,196)

Net book amount as of June 30, 2021	10,923	1,039	48	12,010

Cost
January 1, 2020	9,221	—	147	9,368
Additions	375	—	33	408
Exchange differences	—	—	(3)	(3)
June 30, 2020	9,596	—	177	9,773

Accumulated Amortization
January 1, 2020	(853)	—	(81)	(934)
Amortization charge	—	—	(17)	(17)
Exchange differences	—	—	2	2
June 30, 2020	(853)	—	(96)	(949)

Net book amount as of June 30, 2020	8,743	—	81	8,824